Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Summary of Accounts, Notes, Loans and Financing Receivable
The following table presents loan principal and accrued interests as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Loans receivable	4,418,011	5,228,015
Less: allowance for loan losses	(218,366)	(376,662)

Loans receivable, net	4,199,645	4,851,353

Summary of Financing Receivable Past Due
The following table presents the aging of loans as of December 31, 2024 and 2025:

	0-30 days past due	31-60 days past due	61-90 days past due	Over 90 days past due	Total amount past due	Current	Total loans
December 31, 2024 (RMB)	49,331	36,140	34,452	93,914	213,837	4,204,174	4,418,011
December 31, 2025 (RMB)	81,281	61,958	62,946	155,192	361,377	4,866,638	5,228,015

Summary of Financing Receivable Allowance for Credit Loss
Movement of allowance for loan losses is as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	(102,359)	(154,420)	(218,366)
Provisions for loan losses	(234,599)	(296,528)	(432,781)
Write-off	182,538	232,582	274,485

Balance at end of the year	(154,420)	(218,366)	(376,662)